Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of September 2006

Collection Period	Sep-06	30/360 Days	30
Distribution Date	16-Oct-06	Actual/360 Days	31

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,254,578,985.94	1,050,764,537.97	1,012,408,132.48	0.806970
Total Securities		1,254,578,985.94	1,050,764,537.97	1,012,408,132.48	0.806970
Class A-1 Notes	5.08141%	335,000,000.00	131,185,552.03	92,829,146.54	0.277102
Class A-2 Notes	5.18000%	275,000,000.00	275,000,000.00	275,000,000.00	1.000000
Class A-3 Notes	5.16000%	378,000,000.00	378,000,000.00	378,000,000.00	1.000000
Class A-4 Notes	5.22000%	206,986,000.00	206,986,000.00	206,986,000.00	1.000000
Certificates	0.00000%	59,592,985.94	59,592,985.94	59,592,985.94	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	38,356,405.49	574,023.19	114.4967328	1.7135021
Class A-2 Notes	0.00	1,187,083.33	-	4.3166667
Class A-3 Notes	0.00	1,625,400.00	-	4.3000000
Class A-4 Notes	0.00	900,389.10	-	4.3500000
Certificates	0.00	0.00	-	-
Total Securities	38,356,405.49	4,286,895.62

I. COLLECTIONS

Interest:
Interest Collections		3,737,808.91
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,737,808.91

Principal:
Principal Collections		37,854,599.98
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		37,854,599.98

Recoveries of Defaulted Receivables		270,853.47
Investment Earnings on Yield Supplement Account		204,424.96
Release from the Yield Supplement Account		2,260,578.12
Servicer Advances		98,294.64

Total Collections		44,426,560.08

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	64,989	1,050,764,537.97
Total Principal Collections		37,854,599.98
Principal Amount of Gross Losses		501,805.51
	63,950	1,012,408,132.48

III. DISTRIBUTIONS

Total Collections		44,426,560.08
Reserve Account Draw		0.00
Total Available for Distribution		44,426,560.08

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of September 2006

1. Reimbursement of Advance	37,529.03

2. Servicing Fee:
Servicing Fee Due	875,637.11
Servicing Fee Paid	875,637.11
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	574,023.19

Class A-1 Notes Monthly Interest Paid	574,023.19
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,187,083.33

Class A-2 Notes Monthly Interest Paid	1,187,083.33
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,625,400.00

Class A-3 Notes Monthly Interest Paid	1,625,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	900,389.10

Class A-4 Notes Monthly Interest Paid	900,389.10
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	4,286,895.62
Total Note Monthly Interest Paid	4,286,895.62
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	39,226,498.32

4. Total Monthly Principal Paid on the Notes	38,356,405.49

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	38,356,405.49
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of September 2006

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		870,092.83
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		870,092.83

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		43,105,935.74
Release to Collection Account		2,260,578.12
Ending Yield Supplement Account Balance		40,845,357.62

V. RESERVE ACCOUNT

Initial Reserve Account Amount		6,272,894.93
Required Reserve Account Amount		6,272,894.93
Beginning Reserve Account Balance		6,272,894.93
Ending Reserve Account Balance		6,272,894.93

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.12%	Pass
Average Three Period Charge Off Rate	2.75%	0.31%	Pass

Required Reserve Account Amount for Next Period		6,272,894.93

VI. POOL STATISTICS

Weighted Average Coupon		4.34%
Weighted Average Remaining Maturity		43.46

Principal Recoveries of Defaulted Receivables		270,853.47
Principal on Defaulted Receivables		501,805.51
Pool Balance at Beginning of Collection Period		1,050,764,537.97
Net Loss Ratio		0.26%

Net Loss Ratio for Second Preceding Collection Period		0.18%
Net Loss Ratio for Preceding Collection Period		0.48%
Net Loss Ratio for Current Collection Period		0.26%
Average Net Loss Ratio		0.31%

Cumulative Net Losses for all Periods		1,380,283.38

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,164,090.01	284
61-90 Days Delinquent	1,196,419.55	63
91-120 Days Delinquent	307,113.77	21
Total Delinquent Receivables:	6,667,623.33	368
61+ Days Delinquencies as Percentage of Receivables	0.15%	0.13%

Delinquency Ratio for Second Preceding Collection Period		0.11%
Delinquency Ratio for Preceding Collection Period		0.13%
Delinquency Ratio for Current Collection Period		0.13%
Average Delinquency Ratio		0.12%

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of September 2006

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No